Net Investment Hedge Gains and Losses Recognized in Aoci (Detail) (NET INVESTMENT HEDGES, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	$ (33.7)	$ 25.7
Foreign Exchange Contracts
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	(24.7)	25.2
Sterling Denominated Subordinated Debt
Derivative [Line Items]
Hedging Instrument Gain/(Loss) Recognized in AOCI (Before Tax)	$ (9.0)	$ 0.5